UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08039

Third Avenue Trust
(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

          Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

THIRD QUARTER REPORT

July 31, 2013

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021, (ii) at the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at July 31, 2013
(Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds & Notes - 0.20%

	Consumer Products - 0.20%
19,680,191	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-In-Kind Interest, due 3/20/17 (b) (c) (d) (e)	$5,274,291

	Total Corporate Bonds & Notes
	(Cost $19,680,191)	5,274,291

Litigation Claims - 1.06%

	Securities Brokerage - 1.06%
63,101,500	Lehman Brothers Holdings, Inc.,
	SIPA Claims (a)	28,211,627

	Total Litigation Claims
	(Cost $26,502,630)	28,211,627

Shares

Common Stocks - 86.36%

	Asset Management - 7.80%
4,114,350	Bank of New York Mellon Corp. (The)	129,396,308
2,106,074	Brookfield Asset Management, Inc.,
	Class A (Canada)	77,861,556

		207,257,864

	Automotive - 4.79%
3,084,800	Toyota Industries Corp. (Japan)	127,128,669

	Consumer Products - 0.00%#
526,368	Home Products International, Inc.
	(a) (b) (c) (d)	26,318

	Depository Institutions - 7.74%
10,393,450	Chong Hing Bank, Ltd. (Hong Kong)	30,956,818
1,626,949	Comerica, Inc.	69,210,410
8,584,224	KeyCorp	105,500,113

		205,667,341

Shares	Security†	Value (Note 1)

	Diversified Holding
	Companies - 14.34%
6,451,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	$90,664,681
2,082,456	Investor AB, Class B (Sweden)	62,683,103
171,393,000	Lai Sun Garment International, Ltd.
	(Hong Kong) (a) (c)	33,148,886
269,034	Pargesa Holding S.A. (Switzerland)	19,259,282
1,231,142	RHJ International (Belgium) (a)	6,223,845
1,982,750	RHJ International (Belgium) (a) (d)	10,023,480
30,518,500	Wheelock & Co., Ltd. (Hong Kong)	158,975,115

		380,978,392

	Financial Insurance - 0.06%
37	Manifold Capital Holdings, Inc.
	(a) (b) (c) (d)	1,552,000

	Home Furnishings - 0.01%
94,758	Stanley Furniture Co., Inc. (a)	326,915

	Insurance & Reinsurance - 2.24%
75,858	Alleghany Corp. (a)	30,637,529
127,500	Olympus Re Holdings, Ltd.
	(Bermuda) (a) (b) (d)	85,425
47,838	White Mountains Insurance Group,
	Ltd.[1]	28,607,124

		59,330,078

	Manufactured Housing - 3.64%
1,809,108	Cavco Industries, Inc. (a) (b) (c) (d)	96,643,002

	Non-U.S. Real Estate Operating
	Companies - 8.59%
17,734,000	Hang Lung Group, Ltd. (Hong Kong)	91,349,902
21,921,356	Henderson Land Development Co.,
	Ltd. (Hong Kong)	136,803,552

		228,153,454

See accompanying notes to the Portfolios of Investments.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)

	Oil & Gas Production
	& Services - 10.00%
860,000	Apache Corp.	$69,015,000
2,225,889	Devon Energy Corp.	122,446,154
1,715,824	EnCana Corp. (Canada)	30,061,236
823,730	Total S.A. (France)	43,943,664

		265,466,054

	Securities Brokerage - 3.87%
12,043,700	Daiwa Securities Group, Inc.
	(Japan)	102,834,575

	Semiconductor & Related - 6.30%
4,339,207	Applied Materials, Inc.	70,772,466
2,699,323	Intel Corp.	62,894,226
2,336,868	NVIDIA Corp.	33,721,005

		167,387,697

	Software - 2.27%
150,000	Nintendo Co. Ltd. (Japan)	19,027,679
1,550,000	Symantec Corp.	41,354,000

		60,381,679

	Steel & Specialty Steel - 5.17%
1,916,774	POSCO, ADR (South Korea)	137,394,360

	Telecommunications
	Equipment - 2.17%
3,489,979	Sycamore Networks, Inc. (a) (c)	1,780,587
24,934,737	Tellabs, Inc. (c)	55,853,811

		57,634,398

	U.S. Real Estate Operating
	Companies - 1.73%
1,361,894	Tejon Ranch Co. (a) (c)	46,018,398

	Utilities - 5.64%
7,193,557	Covanta Holding Corp. (c)	149,697,921

	Total Common Stocks
	(Cost $1,878,263,596)	2,293,879,115

Investment Amount ($)	Security†	Value (Note 1)

Limited Partnerships - 0.01%

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund,
	L.P. (a) (b)	$175,933

	Total Limited Partnerships
	(Cost $32,494)	175,933

	Total Investment
	Portfolio - 87.63%
	(Cost $1,924,478,911)	2,327,540,966
	Other Assets less
	Liabilities - 12.37%	328,662,341

	NET ASSETS - 100.00%	$2,656,203,307

	Investor Class:
	Net assets applicable to 621,666
	shares outstanding	$34,754,848

	Net asset value, offering and
	redemption price per share	$55.91

	Institutional Class:
	Net assets applicable to 46,810,041
	shares outstanding	$2,621,448,459

	Net asset value, offering and
	redemption price per share	$56.00

See accompanying notes to the Portfolios of Investments.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Notes:
ADR:	American Depositary Receipt.
SIPA:	Securities Investor Protection Act of 1970.
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(d)	Security subject to restrictions on resale.

Shares/ Principal Amount ($)	Issuer	Acquisition Date	Acquisition Cost	Market Value Per Unit

1,809,108	Cavco Industries, Inc.	7/19/13	$100,224,583	$53.42
526,368	Home Products International, Inc.	5/30/07	54,667,471	0.05
$19,680,191	Home Products International, Inc.
	2nd Lien, Convertible,
	6.000% Payment-In-Kind
	Interest, due 3/20/17	3/16/07- 4/1/13	19,680,191	26.80
37	Manifold Capital Holdings, Inc.	9/24/97-11/10/06	39,081,514	41,945.95
127,500	Olympus Re Holdings, Ltd.	12/20/01	11,975,334	0.67
1,982,750	RHJ International	3/29/05-3/14/07	50,259,540	5.06

At July 31, 2013, these restricted securities had a total market value of $113,604,516 or 4.28% of net assets of the Fund.

(e)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities.
†	U.S. unless otherwise noted.
#	Amount represents less than 0.01% of total net assets.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

United States	43.26%
Hong Kong	20.40
Japan	9.38
South Korea	5.17
Canada	4.06
Sweden	2.36
France	1.66
Switzerland	0.73
Belgium	0.61
Bermuda	0.00 #

Total	87.63%

# Amount represents less than 0.01% of total net assets.

See accompanying notes to the Portfolios of Investments.

3

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at July 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)

Preferred Stocks - 0.29%

	U.S. Real Estate Investment Trust - 0.29%
74,250	Excel Trust, Inc., 8.125%	$1,923,817

	Total Preferred Stocks
	(Cost $1,856,250)	1,923,817

Common Stocks - 88.13%

	Auto Supply - 0.68%
251,668	Superior Industries International, Inc.	4,582,874

	Bank & Thrifts - 3.66%
87,371	City National Corp.	6,074,906
116,184	Commerce Bancshares, Inc.	5,301,476
67,200	Cullen/Frost Bankers, Inc.	4,841,088
66,655	UMB Financial Corp.	3,985,969
427,775	Valley National Bankcorp	4,427,471

		24,630,910

	Banking & Financials - 0.65%
78,851	Cass Information Systems, Inc.	4,353,364

	Chemicals & Industrial
	Materials - 7.82%
267,481	Axiall Corp.	11,790,563
169,378	Compass Minerals International, Inc.	12,804,977
171,211	Minerals Technologies, Inc.	7,875,706
260,721	Sensient Technologies Corp.	11,474,331
144,528	Stepan Co.	8,651,446

		52,597,023

	Commercial Services - 0.81%
114,874	Weight Watchers International, Inc.	5,450,771

	Consulting and Information
	Technology Services - 4.09%
389,342	ICF International, Inc. (a)	13,000,129
248,546	ManTech International Corp.,
	Class A	7,342,049
99,765	Syntel, Inc.	7,161,132

		27,503,310

Shares	Security†	Value (Note 1)

	Consumer Products - 4.57%
221,852	Blucora, Inc. (a)	$4,437,040
164,071	Cal-Maine Foods, Inc.	8,315,118
161,556	CST Brands, Inc. (a)	5,268,341
28,375	Harman International Industries, Inc.	1,717,539
65,553	J&J Snack Foods Corp.	5,223,263
204,310	JAKKS Pacific, Inc.	1,227,903
88,086	Susser Holdings Corp. (a)	4,555,808

		30,745,012

	Diversified Holding
	Companies - 4.19%
98,729	Ackermans & van Haaren NV
	(Belgium)	8,960,319
1,980,031	JZ Capital Partners, Ltd. (Guernsey)	14,307,671
181,882	Leucadia National Corp.	4,879,894

		28,147,884

	Electronic Components - 4.75%
268,302	AVX Corp.	3,431,583
193,933	Bel Fuse, Inc., Class B	3,035,051
187,149	Electronics for Imaging, Inc. (a)	5,620,084
662,924	Ingram Micro, Inc., Class A (a)	15,134,555
11,500	Insight Enterprises, Inc. (a)	245,985
163,607	Park Electrochemical Corp.	4,450,110

		31,917,368

	Energy Services - 4.55%
111,029	Era Group, Inc. (a)	2,707,997
378,561	Pioneer Energy Services Corp. (a)	2,566,644
111,029	SEACOR Holdings, Inc.	9,721,699
275,695	SemGroup Corp., Class A	15,560,226

		30,556,566

	Forest Products & Paper - 1.10%
279,003	P.H. Glatfelter Co.	7,385,209

See accompanying notes to the Portfolios of Investments.

4

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)

	Healthcare - 2.18%
370,902	Cross Country Healthcare, Inc. (a)	$2,091,887
158,548	Teleflex, Inc.	12,593,468

		14,685,355

	Industrial Capital
	Equipment Manufacturers - 1.72%
307,393	Electro Scientific Industries, Inc.	3,488,911
350,598	Rofin-Sinar Technologies, Inc. (a)	8,102,320

		11,591,231

	Industrial Equipment - 9.68%
129,283	Alamo Group, Inc.	5,387,223
300,735	EnerSys, Inc. (a)	15,914,896
25,203	Hyster-Yale Materials Handling, Inc.	1,638,447
348,217	LSB Industries, Inc. (a)	11,449,375
501,761	Oshkosh Corp. (a)	22,488,928
615,867	Wacker Neuson SE (Germany)	8,221,883

		65,100,752

	Industrial Services - 8.30%
315,557	ABM Industries, Inc.	8,172,926
101,504	Cubic Corp.	5,131,027
178,252	Darling International, Inc. (a)	3,618,516
326,977	EMCOR Group, Inc.	13,497,611
201,793	Orbital Sciences Corp. (a)	3,741,242
357,525	Tetra Tech, Inc. (a)	8,437,590
134,410	UniFirst Corp.	13,174,868

		55,773,780

	Insurance & Reinsurance - 6.62%
39,937	Alleghany Corp. (a)	16,129,756
236,304	Arch Capital Group, Ltd.
	(Bermuda) (a)	12,795,862
349,351	HCC Insurance Holdings, Inc.	15,556,600

		44,482,218

Shares	Security†	Value (Note 1)

	Media - 4.48%
119,219	Liberty Media Corp., Class A (a)	$17,135,347
166,856	Madison Square Garden, Co. (The),
	Class A (a)	9,839,498
138,244	Starz - Class A (a)	3,120,167

		30,095,012

	Metals Manufacturing - 4.98%
228,824	Encore Wire Corp.	9,544,249
129,476	Kaiser Aluminum Corp.	8,448,309
357,468	Kennametal, Inc.	15,492,663

		33,485,221

	Mining - 1.46%
611,040	Cloud Peak Energy, Inc. (a)	9,794,971

	Non-U.S. Real Estate Investment
	Trust - 1.85%
2,634,430	SEGRO PLC (United Kingdom)	12,455,782

	Oil & Gas Production &
	Services - 0.30%
26,548	Cimarex Energy Co.	2,029,064

	Retail - 2.76%
170,159	American Eagle Outfitters, Inc.	3,341,923
381,668	Ascena Retail Group, Inc. (a)	7,286,042
127,932	Big Lots, Inc. (a)	4,622,183
81,679	Jos. A. Bank Clothiers, Inc. (a)	3,337,404

		18,587,552

	Securities Trading Services - 0.87%
202,269	Broadridge Financial Solutions, Inc.	5,853,665

	Software - 2.79%
314,525	Allscripts Healthcare Solutions, Inc. (a)	4,972,640
539,455	Progress Software Corp. (a)	13,804,653

		18,777,293

See accompanying notes to the Portfolios of Investments.

5

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)

	Telecommunications
	Equipment - 0.55%
1,635,257	Tellabs, Inc.	$3,662,976

	U.S. Real Estate Investment
	Trust - 0.51%
263,105	Excel Trust, Inc.	3,415,103

	U.S. Real Estate Operating
	Companies - 2.21%
160,127	Alico, Inc.	7,337,019
112,057	Vail Resorts, Inc.	7,505,578

		14,842,597

	Total Common Stocks
	(Cost $422,383,541)	592,502,863

Units

Limited Partnerships - 1.59%

	Diversified Holding
	Companies - 1.59%
500,000	AP Alternative Assets, L.P.
	(Guernsey) (a) (b) (c)	10,687,500

	Total Limited Partnerships
	(Cost $10,000,000)	10,687,500

Principal Amount ($)	Security†	Value (Note 1)

Short Term Investments - 5.20%

	U.S. Government Obligations - 5.20%
35,000,000	U.S. Treasury Bills, 0.04%‡,
	due 9/12/13	$34,998,367

	Total Short Term Investments
	(Cost $34,998,367)	34,998,367

	Total Investment
	Portfolio - 95.21%
	(Cost $469,238,158)	640,112,547
	Other Assets less
	Liabilities - 4.79%	32,198,840

	NET ASSETS - 100.00%	$672,311,387

	Investor Class:
	Net assets applicable to 427,927
	shares outstanding	$11,346,919

	Net asset value, offering and
	redemption price per share	$26.52

	Institutional Class:
	Net assets applicable to 24,892,643
	shares outstanding	$660,964,468

	Net asset value, offering and
	redemption price per share	$26.55

See accompanying notes to the Portfolios of Investments.

6

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Security subject to restrictions on resale.

Units	Issuer	Acquisition Date	Acquisition Cost	Market Value Per Unit

500,000	AP Alternative Assets, L.P.	6/8/06	$10,000,000	$21.38

At July 31, 2013, the restricted security had a total market value of $10,687,500 or 1.59% of net assets of the Fund.

†	U.S. unless otherwise noted.
‡	Annualized yield at date of purchase.

Country Concentration

% of Net Assets

United States *	85.18%
Guernsey	3.72
Bermuda	1.91
United Kingdom	1.85
Belgium	1.33
Germany	1.22

Total	95.21%

* Includes cash equivalents.

See accompanying notes to the Portfolios of Investments.

7

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at July 31, 2013
(Unaudited)

Principal			Value
Amount (‡)		Security†	(Note 1)

Corporate Bonds & Notes - 1.00%

		Non-U.S. Real Estate Operating
		Companies - 1.00%
26,000,000	EUR	IVG Finance B.V., 1.750%,
		due 3/29/17 (Netherlands)	$19,715,837

		Total Corporate Bonds & Notes
		(Cost $23,396,804)	19,715,837

Shares

Common Stocks & Warrants - 80.07%

		Banks - 1.79%
1,245,000		PNC Financial Services Group, Inc.,
		Warrants, expires 12/31/18 (a)	21,750,150
910,528		Wells Fargo & Co., Warrants,
		expires 10/28/18 (a)	13,475,814

			35,225,964

		Forest Products & Paper - 4.46%
3,091,058		Weyerhaeuser Co. (c)	87,786,047

		Lodging & Hotels - 2.74%
3,378,444		Hersha Hospitality Trust (c)	19,831,466
450,000		Hyatt Hotels Corp., Class A (a)	20,362,500
1,624,816		Millennium & Copthorne Hotels PLC
		(United Kingdom)	13,644,154

			53,838,120

		Non-U.S. Homebuilder - 3.12%
37,961,973		Taylor Wimpey PLC (United Kingdom)	61,503,767

		Non-U.S. Real Estate
		Consulting/Management - 1.22%
2,505,167		Savills PLC (United Kingdom)	24,009,359

		Value
Shares	Security†	(Note 1)

	Non-U.S. Real Estate
	Investment Trusts - 16.80%
29,880,091	Commonwealth Property Office Fund
	(Australia)	$31,020,735
673,655	Derwent London PLC
	(United Kingdom)	24,708,028
41,415,719	Dexus Property Group (Australia)	39,087,932
9,746,440	Federation Centres Ltd. (Australia)	20,499,821
7,957,812	Hammerson PLC (United Kingdom)	64,100,730
8,839,052	SEGRO PLC (United Kingdom)	41,791,699
800,000	Wereldhave N.V. (Netherlands)	56,566,624
5,240,298	Westfield Group (Australia)	52,849,031

		330,624,600

	Non-U.S. Real Estate Operating
	Companies - 22.69%
1,546,126	Brookfield Asset Management, Inc.,
	Class A (Canada)	57,160,278
5,727,000	Cheung Kong Holdings, Ltd.
	(Hong Kong)	80,489,324
3,389,950	City Developments Ltd. (Singapore)	28,355,171
8,377,000	Hang Lung Properties Ltd.
	(Hong Kong)	27,165,087
9,489,689	Henderson Land Development Co.,
	Ltd. (Hong Kong)	59,221,846
11,373,967	Hysan Development Co., Ltd.
	(Hong Kong)	48,322,788
21,869,072	Quintain Estates & Development PLC
	(United Kingdom) (a)	29,193,140
22,721,694	Songbird Estates PLC
	(United Kingdom) (a)	54,354,398
11,975,500	Wheelock & Co., Ltd. (Hong Kong)	62,382,047

		446,644,079

See accompanying notes to the Portfolios of Investments.

8

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks & Warrants (continued)

	Retail-Building Products - 3.81%
1,681,330	Lowe’s Cos., Inc.	$74,953,691

	Senior Housing - 0.95%
640,000	Brookdale Senior Living, Inc. (a)	18,636,800

	U.S. Real Estate Investment
	Trusts - 9.89%
1,318,506	CommonWealth REIT	30,417,933
4,196,831	First Industrial Realty Trust, Inc.	68,660,155
292,265	First Potomac Realty Trust	3,966,036
410,000	Post Properties, Inc.	19,073,200
560,000	Tanger Factory Outlet Centers, Inc.	18,160,800
641,794	Vornado Realty Trust	54,430,549

		194,708,673

	U.S. Real Estate Operating
	Companies - 12.60%
500,500	Consolidated-Tomoka Land Co. (b)	19,444,425
8,846,798	Forest City Enterprises, Inc.,
	Class A (a) (b)	154,995,901
941,627	Tejon Ranch Co. (a)	31,817,576
7,354,979	Thomas Properties Group, Inc. (b)	41,629,181

		247,887,083

	Total Common Stocks & Warrants
	(Cost $1,177,563,677)	1,575,818,183

Units

Private Equities - 3.96%

	U.S. Real Estate Operating
	Companies - 3.96%
28,847,217	Newhall Holding Co. LLC,
	Class A Units (a) (b)	77,887,486

	Total Private Equities
	(Cost $75,516,192)	77,887,486

Notional Amount (‡)/ Number of Contracts		Security†	Value (Note 1)

Purchased Options - 0.39%

		Equity Put Options - 0.04% (a)
292,950	*	Forest City Enterprises, Inc., Class A,
		strike $15, expires 9/20/13	$42,595
2,470,200	*	Forest City Enterprises, Inc., Class A,
		strike $16, expires 9/20/13	769,714

			812,309

		Foreign Currency Put
		Options - 0.35% (a)
25,000,000	AUD	Australian Currency, strike
		1.0035 AUD, expires 8/6/13	2,621,963
11,500,000	AUD	Australian Currency, strike
		1.0060 AUD, expires 8/6/13	1,151,654
55,000,000	AUD	Australian Currency, strike
		0.9377 AUD, expires 9/5/13	2,487,942
36,000,000	AUD	Australian Currency, strike
		0.8960 AUD, expires 10/8/13	684,806

			6,946,365

		Total Purchased Options
		(Cost $4,914,991)	7,758,674

		Total Investment
		Portfolio - 85.42%
		(Cost $1,281,391,664)	1,681,180,180
		Other Assets less
		Liabilities - 14.58% (d)	286,883,100

		NET ASSETS - 100.00%	$1,968,063,280

See accompanying notes to the Portfolios of Investments.

9

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Value (Note 1)

Investor Class:
Net assets applicable to 3,503,308 shares outstanding	$96,475,446

Net asset value, offering and redemption price per share	$27.54

Institutional Class:
Net assets applicable to 67,628,755 shares outstanding	$1,871,587,834

Net asset value, offering and redemption price per share	$27.67

Country Concentration

% of Net Assets

United States	39.54%
United Kingdom	15.92
Hong Kong	14.10
Australia	7.64
Netherlands	3.88
Canada	2.90
Singapore	1.44

Total	85.42%

Notes:
AUD:	Australian Dollar.
EUR:	Euro.
REIT-	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Includes restricted cash due to broker as collateral management for forward foreign currency contracts and written options.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Expressed in number of contracts.

    Schedule of Written Options

Notional Amount (‡) / Number of Contracts		Security	Expiration Date	Strike Price	Value

25,000,000	AUD	Australian Currency, Call	8/6/13	1.0265 AUD	$—
11,500,000	AUD	Australian Currency, Call	8/6/13	1.0265 AUD	—
55,000,000	AUD	Australian Currency, Call	9/5/13	0.9550 AUD	16,219
36,000,000	AUD	Australian Currency, Call	10/8/13	0.9150 AUD	333,029
2,000,000	*	Forest City Enterprises, Inc., Class A, Call	9/20/13	$18	1,209,200
1,000,000	*	Forest City Enterprises, Inc., Class A, Call	9/20/13	$19	284,700
1,000,000	*	Forest City Enterprises, Inc., Class A, Call	9/20/13	$20	124,300

		(Premiums received $4,880,153)			$1,967,448

AUD:	Australian Dollar.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Expressed in number of contracts.

See accompanying notes to the Portfolios of Investments.

10

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

    Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/13	Unrealized Appreciation

56,000,000 EUR	Goldman, Sachs & Co.	12/23/13	$75,144,727	$74,544,215	$600,512
EUR: Euro.

See accompanying notes to the Portfolios of Investments.

11

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at July 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrants - 88.64%

	Advertising - 1.95%
874,800	Asatsu-DK, Inc. (Japan)	$22,980,141

	Automotive - 4.52%
396,816	Daimler AG (Germany)	27,567,225
173,261	D’ieteren S.A./N.V. (Belgium)	7,866,909
356,447	LEONI AG (Germany)	17,777,775

		53,211,909

	Building & Construction Products/Services - 3.00%
10,405,851	Tenon, Ltd. (New Zealand) (a) (b)	11,427,879
1,310,706	Titan Cement Co. S.A. (Greece)	23,888,719

		35,316,598

	Capital Goods - 2.34%
517,988	Nexans S.A. (France)	27,612,520

	Corporate Services - 0.84%
22,522,784	Boardroom, Ltd. (Singapore) (b)	9,924,664

	Diversified Holding Companies - 9.82%
8,734,788	GP Investments, Ltd., BDR (Brazil)[1] (a) (b)	14,434,502
1,485,233	Leucadia National Corp.	39,848,801
535,215	LG Corp. (South Korea)	31,109,811
424,236	Pargesa Holding S.A. (Switzerland)	30,369,696

		115,762,810

	Diversified Operations - 2.63%
2,745,200	Hutchison Whampoa, Ltd. (Hong Kong)	30,989,512

	Forest Products & Paper - 5.75%
67,993,649	Rubicon, Ltd. (New Zealand) (a) (b)	17,378,154
1,776,243	Weyerhaeuser Co. (c)	50,445,301

		67,823,455

Shares	Security†	Value (Note 1)

	Health Care - 1.70%
2,187,704	Piramal Enterprises Ltd. (India)	$19,997,136

	Household Appliances - 0.81%
599,260	De’Longhi S.p.A. (Italy)	9,590,647

	Insurance - 10.52%
257,238	Allianz SE (Germany)	40,107,883
208,078	Munich Re (Germany)	41,301,136
71,107	White Mountains Insurance Group, Ltd.[1]	42,521,986

		123,931,005

	Investment Technology Services - 1.50%
156,106	OTSUKA Corp. (Japan)	17,665,759

	Media - 2.18%
1,203,698	Vivendi S.A. (France)	25,717,579

	Metals & Mining - 2.05%
2,578,946	Kinross Gold Corp. (Canada)	13,408,209
20,657	Kinross Gold Corp. Warrants, expires 9/17/14 (Canada) (a)	1,458
358,781	Newmont Mining Corp.	10,763,430

		24,173,097

	Oil & Gas Production & Services - 2.19%
2,531,528	Precision Drilling Corp. (Canada)	25,805,762

	Other Financial - 2.50%
56,537,892	Yuanta Financial Holding Co., Ltd. (Taiwan)	29,507,212

	Pharmaceuticals - 3.88%
429,104	Sanofi (France)	45,765,841

	Real Estate - 20.31%
5,797,423	Atrium European Real Estate, Ltd. (Jersey)	32,547,261
1,178,000	Mitsui Fudosan Co., Ltd. (Japan)	35,649,208

See accompanying notes to the Portfolios of Investments.

12

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks and Warrants (continued)

	Real Estate (continued)
7,669,393	SEGRO PLC (United Kingdom) (c)	$36,261,464
26,630,849	Straits Trading Co. Ltd. (Singapore) (b)	82,353,729
32,457,243	Taylor Wimpey PLC (United Kingdom)	52,585,326

		239,396,988

	Securities Brokerage - 6.13%
8,455,600	Daiwa Securities Group, Inc. (Japan)	72,197,749

	Telecommunications - 4.02%
33,297,746	Netia S.A. (Poland) (a) (b)	47,401,522

	Total Common Stocks and Warrants (Cost $947,087,440)	1,044,771,906

Notional Amount ($)	Security†	Value (Note 1)

Purchased Options - 0.05%

	Foreign Currency Put Options - 0.05% (a)
64,700,000	Japan Currency, strike 102.00 Yen, expires 8/6/13	$8,586
45,875,000	Japan Currency, strike 101.00 Yen, expires 9/12/13	311,037
45,750,000	Japan Currency, strike 101.00 Yen, expires 9/12/13	255,761

	Total Purchased Options (Cost $2,117,629)	575,384

	Total Investment Portfolio - 88.69% (Cost $949,205,069)	1,045,347,290
	Other Assets less Liabilities - 11.31% (d)	133,311,113

	NET ASSETS - 100.00%	$1,178,658,403

	Investor Class:
	Net assets applicable to 1,664,325 shares outstanding	$30,926,297

	Net asset value, offering and redemption price per share	$18.58

	Institutional Class:
	Net assets applicable to 61,679,751 shares outstanding	$1,147,732,106

	Net asset value, offering and redemption price per share	$18.61

See accompanying notes to the Portfolios of Investments.

13

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Notes:
BDR:	Brazilian Depositary Receipt.
(a)	Non-income producing security.
(b)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(c)	Security is a Real Estate Investment Trust.
(d)	Includes restricted cash pledged to broker as collateral management for written options.
†	U.S. unless otherwise noted.
[1]	Incorporated in Bermuda.

Country Concentration

% of Net Assets

Japan	12.65%
United States	12.18
Germany	10.75
France	8.41
Singapore	7.83
United Kingdom	7.54
Poland	4.02
Canada	3.33
Jersey	2.76
South Korea	2.64
Hong Kong	2.63
Switzerland	2.58
Taiwan	2.50
New Zealand	2.44
Greece	2.03
India	1.70
Brazil	1.22
Italy	0.81
Belgium	0.67

Total	88.69%

Schedule of Written Options

Number of Contracts	Security	Expiration Date	Strike Price	Value

368,000	Daiwa Securities Group, Inc., Call	10/11/13	880.00 Yen	$147,936
2,183,000	Daiwa Securities Group, Inc., Call	10/11/13	880.00 Yen	877,566

	(Premiums received $1,742,749)			$1,025,502

See accompanying notes to the Portfolios of Investments.

14

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at July 31, 2013
(Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds & Notes - 74.65%

		Chemicals - 7.23%
17,000,000		Cornerstone Chemical Co.,
		9.375%, due 3/15/18 (a)	$17,935,000
32,500,000		Momentive Performance Materials,
		Inc., 9.000%, due 1/15/21	29,900,000
53,000,000		Vertellus Specialties, Inc.,
		9.375%, due 10/1/15 (a)	49,555,000

			97,390,000

		Consumer Products - 1.17%
17,000,000		Armored Autogroup, Inc.,
		9.250%, due 11/1/18	15,725,000

		Energy - 3.17%
6,000,000		Connacher Oil and Gas Ltd.,
		8.500%, due 8/1/19 (Canada) (a)	4,125,000
6,000,000		Endeavour International Corp.,
		12.000%, due 3/1/18	6,195,000
7,000,000		Gastar Exploration USA, Inc.,
		8.625%, due 5/15/18 (a)	6,702,500
8,018,982		GMX Resources, Inc., due 12/1/17*	7,217,084
		Halcon Resources Corp.:
8,000,000		9.750%, due 7/15/20	8,340,000
4,878,000		8.875%, due 5/15/21	4,951,170
9,919,354		Platinum Energy Solutions, Inc.
		2nd Lien, due 3/1/15*	5,207,661

			42,738,415

		Financials - 11.16%
9,500,000	EUR	Bank of Ireland, 10.000%,
		due 2/12/20 (Ireland)	13,823,203
4,500,000	EUR	IVG Finance B.V., 1.750%,
		due 3/29/17 (Netherlands)	3,603,927
		Lehman Brothers Holdings, Inc.*:
31,000,000		due 9/26/08	7,711,250
17,185,861		due 10/14/08	4,274,983
10,000,000		due 10/22/08	2,487,500

Principal Amount‡		Security†	Value (Note 1)

		Financials (continued)
25,000,000		due 11/24/08	$6,218,750
12,205,000		due 12/23/08	3,035,994
97,000,000		due 3/23/09	24,128,750
6,771,301		due 4/3/09	1,684,361
15,000,000	EUR	due 6/25/10 (Netherlands)	7,782,567
30,000,000		due 1/14/11	7,500,000
10,000,000		due 1/24/13	2,512,500
50,000,000		due 9/26/14	12,687,500
7,113,000		due 2/9/17	1,671,555
4,121,328		Marsico Holdings LLC/Marsico
		Co. Notes Corp., 8.186%
		Cash or Cash with Variable
		Payment-In-Kind Interest,
		due 12/31/22 (a) (c) (h)	185,460
50,000,000		Nuveen Investments, Inc.,
		9.500%, due 10/15/20 (a)	50,875,000

			150,183,300

		Food & Beverage - 3.34%
24,093,000		American Seafoods Group LLC/
		American Seafoods Finance, Inc.,
		10.750%, due 5/15/16 (a)	25,177,185
18,535,000		Simmons Foods, Inc., 10.500%,
		due 11/1/17 (a)	19,832,450

			45,009,635

		Gaming & Entertainment - 5.95%
		Caesars Entertainment Operating
		Co., Inc.:
55,186,000		12.750%, due 4/15/18	34,629,215
20,100,000		10.000%, due 12/15/18	10,854,000
931		CityCenter Holdings LLC/CityCenter
		Finance Corp., 10.750%,
		due 1/15/17 (a)	1,010
5,000,000		Landry’s Holdings II, Inc.,
		10.250%, due 1/1/18 (a)	5,312,500

See accompanying notes to the Portfolios of Investments.

15

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Corporate Bonds & Notes (continued)

	Gaming & Entertainment (continued)
11,086,344	Majestic Star Casino, LLC,
	12.500% Cash or 14.500%
	Payment-In-Kind Interest,
	due 12/1/16 (a) (h)	$10,642,890
18,849,000	Shingle Springs Tribal Gaming
	Authority, 9.375%,
	due 6/15/15 (a)	18,707,633

		80,147,248

	Healthcare - 3.61%
18,000,000	InVentiv Health, Inc., 11.000%,
	due 8/15/18 (a)	15,120,000
5,000,000	MPH Intermediate Holding Co.,
	8.375% Cash or 9.125%
	Payment-In-Kind Interest,
	due 8/1/18 (a) (h)	5,125,000
	Radiation Therapy Services, Inc.:
14,000,000	8.875%, due 1/15/17	13,125,000
21,700,000	9.875%, due 4/15/17	15,190,000

		48,560,000

	Home Construction - 3.21%
6,000,000	HD Supply, Inc., 10.500%,
	due 1/15/21	6,180,000
	New Enterprise Stone & Lime
	Co., Inc.:
25,019,390	5.000% Cash and 8.000%
	Payment-In-Kind Interest,
	due 3/15/18 (a) (h)	26,520,553
17,050,000	11.000%, due 9/1/18	10,571,000

		43,271,553

Principal Amount‡		Security†	Value (Note 1)

		Media/Cable - 12.16%
41,000,000		Cengage Learning Acquisitions, Inc.,
		due 4/15/20 (a)*	$30,852,500
59,000,000		Clear Channel Communications, Inc.,
		12.000% Cash or 14.000%
		Payment-In-Kind Interest,
		due 2/1/21 (a) (h)	52,510,000
25,000,000		LBI Media, Inc., 10.000%,
		due 4/15/19 (a)	22,750,000
33,000,000		Radio One, Inc., 12.500%,
		due 5/24/16	33,330,000
22,000,000		Spanish Broadcasting System, Inc.,
		12.500%, due 4/15/17 (a) (g)	24,200,000

			163,642,500

		Metals & Mining - 3.12%
3,000,000		AK Steel Corp.,7.625%, due 5/15/20	2,565,000
7,500,000		Barrick North America Finance LLC,
		5.700%, due 5/30/41	6,224,888
1,500,000		HudBay Minerals, Inc., 9.500%,
		due 10/1/20 (Canada)	1,500,000
		New World Resources N.V.
		(Netherlands):
2,000,000	EUR	7.875%, due 5/1/18	1,676,245
5,500,000	EUR	7.875%, due 5/1/18 (a)	4,609,674
8,176,000		Newmont Mining Corp., 4.875%,
		due 3/15/42	6,406,779
20,200,000		Noranda Aluminum Acquisition Corp.,
		11.000%, due 6/1/19 (a)	18,988,000

			41,970,586

		Retail - 0.19%
3,400,000		J.C. Penney Corp., Inc.,
		6.375%, due 10/15/36	2,584,000

See accompanying notes to the Portfolios of Investments.

16

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Principal Amount‡	Security†	Value (Note 1)

Corporate Bonds & Notes (continued)

	Services - 3.34%
	Affinion Group Inc.:
19,596,000	11.500%, due 10/15/15	$15,823,770
29,313,000	7.875%, due 12/15/18	23,670,248
5,000,000	EnergySolutions, Inc. /
	EnergySolutions LLC, 10.750%,
	due 8/15/18	5,450,000

		44,944,018

	Technology - 7.37%
30,900,000	Advanced Micro Devices, Inc.,
	7.500%, due 8/15/22	30,127,500
5,000,000	Avaya, Inc., 10.500%,
	due 3/1//21 (a)	3,862,500
	First Data Corp.:
32,000,000	12.625%, due 1/15/21	35,240,000
16,000,000	11.750%, due 8/15/21 (a)	15,360,000
28,118,000	THQ, Inc., due 8/15/14*	14,603,786

		99,193,786

	Telecommunications - 3.52%
15,000,000	NII Capital Corp.,7.625%,
	due 4/1/21	12,187,500
8,000,000	NII International Telecom S.A.,
	11.375%, due 8/15/19
	(Luxembourg) (a)	8,820,000
	Nortel Networks Ltd. (Canada)*:
3,611,000	due 4/15/12	3,538,780
19,667,000	due 7/15/16	22,789,136
24,000,000	Powerwave Technologies, Inc.,
	due 7/15/41 (a) (b)*	—

		47,335,416

	Transportation Services - 0.95%
19,000,000	Western Express, Inc., 12.500%,
	due 4/15/15 (a)	12,825,000

Principal Amount‡	Security†	Value (Note 1)

	Utilities - 5.16%
1,544,972	Coso Geothermal Power Holdings
	LLC, 7.000%, due 7/15/26 (a)	$880,634
5,060,000	Dynegy Holdings LLC,
	due 2/15/12 (b) *	—
4,000,000	Energy Future Holdings Corp.,
	6.550%, due 11/15/34	2,260,000
76,489,796	Energy Future Intermediate
	Holdings Co. LLC,
	11.250% Cash or 12.250%
	Payment-In-Kind Interest,
	due 12/1/18 (a)(h)	66,354,898

		69,495,532

	Total Corporate Bonds & Notes
	(Cost $971,081,244)	1,005,015,989

Term Loans - 6.88%
	Aerospace - 0.18%
	Aveos Fleet Performance, Inc.
	(Cayman Islands)*:
2,903,404	Term Loan BA1, due 3/12/15	1,088,776
3,476,496	Term Loan BA2, due 3/12/15	1,303,686

		2,392,462

	Chemicals - 1.25%
16,970,658	Synagro Technologies Inc.,
	Term Loan, 2.191%,
	due 4/1/14 (c)	16,822,165

	Gaming & Entertainment - 0.92%
10,000,000	Golden Nugget Biloxi, Inc.,
	Term Loan, 10.000%,
	due 11/29/16 (c)	9,800,000
8,596,651	Hicks Sport Group LLC, Term Loan B,
	due 12/15/10*	2,578,995

		12,378,995

See accompanying notes to the Portfolios of Investments.

17

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)

Term Loans (continued)

	Healthcare - 1.25%
18,340,000	Rural/Metro Corp., Term Loan,
	5.750%, due 6/30/18 (c)	$16,815,488

	Utilities - 3.28%
	Longview Power LLC, Term Loan:
44,309,522	5.000%, due 3/1/14 (c)	24,702,558
24,896,037	7.250%, due 10/31/17 (c)	13,817,300
	Texas Competitive Electric Holdings
	Co., LLC, Term Loan:
3,000,000	4.695%, due 10/10/17 (c)	2,111,718
5,000,000	due 10/10/14 (f)	3,585,000

		44,216,576

	Total Term Loans
	(Cost $114,706,413)	92,625,686

Litigation Claims - 4.15%

	Financials - 4.15%
125,000,000	Lehman Brothers Inc.,
	SIPA Claims (d)	55,885,413

	Total Litigation Claims
	(Cost $56,062,500)	55,885,413

Municipal Bonds - 0.15%

	Gaming & Entertainment - 0.15%
5,200,000	New York City, NY, Industrial
	Development Agency Civic
	Facility Revenue, Bronx Parking
	Development Co. LLC OID,
	5.750%, due 10/1/37	2,028,000

	Total Municipal Bonds
	(Cost $3,058,314)	2,028,000

		Value
Shares	Security†	(Note 1)

Convertible Preferred Stocks - 0.96%

	Transportation - 0.96%
4,435	CEVA Holdings LLC, Series A-1 (d)(e)	$4,213,459
10,196	CEVA Holdings LLC, Series A-2 (d)(e)	8,666,320

	Total Convertible Preferred Stocks
	(Cost $17,731,380)	12,879,779

Preferred Stocks - 2.84%

	Energy - 0.00%
2,500	Platinum Energy Solutions, Inc.,
	Series A (b) (d) (e)	—

	Financials - 1.88%
245,972	Bank of Ireland, 12.625% (Ireland)	5,425,715
500,000	Federal Home Loan Mortgage Corp.,
	Series Z, 8.375% (c) (d)	2,520,000
96,750	Federal National Mortgage
	Association, Series H, 5.810% (d)	768,195
208,000	Federal National Mortgage
	Association, Series M, 4.750% (d)	1,593,280
617,000	Federal National Mortgage
	Association, Series 0,
	7.000% (c) (d)	4,960,680
500,000	Federal National Mortgage
	Association, Series S,
	8.250% (c) (d)	2,520,000
1,000,000	Federal National Mortgage
	Association, Series T, 8.250% (d)	7,550,000

		25,337,870

	Metals & Mining - 0.96%
150	Fortescue Metals Group Ltd.,
	9.000% (Australia)	12,876,055

	Total Preferred Stocks
	(Cost $29,553,472)	38,213,925

See accompanying notes to the Portfolios of Investments.

18

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

		Value
Shares	Security†	(Note 1)

Private Equities - 0.07%

	Aerospace - 0.00%#
284,571	Aveos Holding Co.
	(Cayman Islands) (d)	$35,571

	Financials - 0.06%
4,568,957	Cerberus CG Investor I LLC (d)	331,249
4,568,918	Cerberus CG Investor II LLC (d)	331,247
2,284,632	Cerberus CG Investor III LLC (d)	165,636

		828,132

	Utilities - 0.01%
14,956	BosPower Partners, LLC (d)	142,082

	Total Private Equities
	(Cost $5,137,132)	1,005,785

Common Stocks & Warrants - 2.92%

	Chemicals - 0.00%#
37,500	Phosphate Holdings, Inc. (d)	36,038

	Energy - 1.13%
100,000	Chesapeake Energy Corp.	2,330,000
122,936	Geokinetics Holdings USA, Inc. (d)(e)	12,908,280
1,237,120	Platinum Energy Solutions,
	Inc. (b) (d) (e)	—
8,000	Platinum Energy Solutions, Inc.,
	Warrants (b) (d)	—

		15,238,280

	Financials - 0.00%#
134,199	Marsico Holdings LLC (d)	8,387

	Food & Beverage - 0.22%
244,155	Chiquita Brands International,
	Inc. (d)	2,949,392

	Media/Cable - 0.43%
1,980,578	Radio One, Inc., Class D (d)	4,396,883
382,686	Spanish Broadcasting System, Inc.,
	Class A (d) (g)	1,354,708

		5,751,591

		Value
Shares	Security†	(Note 1)

	Metals & Mining - 0.18%
711,375	AK Steel Holding Corp. (d)	$2,418,675

	Retail - 0.18%
73,145	Tanger Factory Outlet Centers, Inc.	2,372,092

	Services - 0.33%
225,000	Kelly Services, Inc., Class A	4,403,250

	Transportation - 0.26%
4,710	CEVA Holdings LLC (d)(e)	3,532,433

	Utilities - 0.19%
121,814	Dynegy, Inc. (d)	2,538,604

	Total Common Stocks & Warrants
	(Cost $39,499,833)	39,248,742

	Total Investment
	Portfolio - 92.62%
	(Cost $1,236,830,288)	1,246,903,319
	Other Assets less
	Liabilities - 7.38% (i)	99,409,228

	NET ASSETS - 100.00%	$1,346,312,547

	Investor Class:
	Net assets applicable to 46,399,195
	shares outstanding	$510,370,371

	Net asset value, offering and
	redemption price per share	$11.00

	Institutional Class:
	Net assets applicable to 76,073,859
	shares outstanding	$835,942,176

	Net asset value, offering and
	redemption price per share	$10.99

See accompanying notes to the Portfolios of Investments.

19

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

Notes:
EUR:	Euro.
OID:	Original Issue Discount.
SIPA:	Securities Investor Protection Act of 1970.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Fair-valued security.
(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2013.
(d)	Non-income producing security.
(e)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Acquisition Cost	Market Value Per Unit

4,710	CEVA Holdings LLC	5/29/13	$5,354,726	$749.99
4,435	CEVA Holdings LLC, Series A-1,
	Convertible Pfd.	5/29/13	4,435,224	950.05
10,196	CEVA Holdings LLC, Series A-2,
	Convertible Pfd.	5/29/13	13,296,156	849.97
122,936	Geokinetics Holdings USA, Inc.	5/22/13	12,908,280	105.00
1,237,120	Platinum Energy Solutions, Inc.	2/28/11	1,023,146	—
2,500	Platinum Energy Solutions, Inc.
	Series A, Preferred Stock	2/28/11	1,476,854	—

At July 31, 2013, these restricted securities had a total market value of $29,320,492 or 2.18% of net assets of the Fund.

(f)	Unsettled security. Coupon rate is undetermined at July 31, 2013.
(g)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).
(h)	Payment-In-Kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(i)	Includes restricted cash pledged to broker as collateral management for forward foreign currency contracts.
*	Issuer in default.
#	Amount represents less than 0.01% of total net assets.
†	U.S. unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.

Country Concentration

% of Net Assets

United States	85.71%
Canada	2.37
Ireland	1.43
Netherlands	1.31
Australia	0.96
Luxembourg	0.66
Cayman Islands	0.18

Total	92.62%

See accompanying notes to the Portfolios of Investments.

20

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at July 31, 2013
(Unaudited)

    Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 7/31/13	Unrealized Appreciation/ (Depreciation)

14,955,000 AUD	Macquarie Bank, Ltd.	08/09/13	$15,193,083	$13,433,514	$1,759,569
12,000,000 EUR	Macquarie Bank, Ltd.	11/22/13	15,534,673	15,971,388	(436,715)
4,000,000 EUR	JPMorgan Chase Bank, N.A.	12/23/13	5,275,460	5,324,587	(49,127)
5,000,000 GBP	JPMorgan Chase Bank, N.A.	12/23/13	7,720,840	7,599,950	120,890

					$1,394,617

AUD:	Australian Dollar
EUR:	Euro
GBP:	British Pound

See accompanying notes to the Portfolios of Investments.

21

Third Avenue Trust
Notes to Portfolios of Investments
July 31, 2013
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:
Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities and other instruments. Each Fund has a distinct investment approach.

Accounting policies:
The policies described below are followed consistently by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security valuation:
Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies

22

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At July 31, 2013, such securities had a total fair value of $103,756,969 or 3.91% of net assets of Third Avenue Value Fund, $10,687,500 or 1.59 % of net assets of Third Avenue Small-Cap Value Fund, and $ 0 or 0.00% of net assets of Third Avenue Focused Credit Fund. There were no fair valued securities for Third Avenue Real Estate Value Fund and Third Avenue International Value Fund at July 31, 2013. Among the factors that may be considered by the Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair value measurements:
In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

23

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks, Preferred Stocks, and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers.

24

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Litigation Claims—Litigation claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent these inputs are observable, the values of the litigation claims are categorized as Level 2. To the extent these inputs are unobservable, the values are categorized as Level 3.

Term Loans—Term loans are valued by independent pricing services based on the average of evaluated quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data. To the extent that these inputs are observable, the values of term loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-ask lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Options (Written and Purchased)—Options are valued by independent pricing services or by brokers based on pricing models that take into account, among other factors, changes in the price of the underlying securities, time until expiration, and volatility of the underlying security. To the extent that these inputs are observable, the values of options are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Equity Swaps—Equity swap values are based on the performance of the underlying security which is valued by independent pricing services. The performance is based on the change in the price of the underlying securities. To the extent

25

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

that this input is observable, the value of the equity swap is categorized as Level 2. To the extent that this input is unobservable, the value is categorized as Level 3.

The following is a summary by level of inputs used to value the Funds’ investments as of July 31, 2013:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$—	$30,745,012	$—	$—	$—
Energy	—	—	—	—	2,330,000
Insurance & Reinsurance	59,244,653	44,482,218	—	—	—
Other	2,136,327,717	517,275,633	1,575,818,183	1,044,771,906	20,469,642
Preferred Stocks:
Financials	—	—	—	—	19,912,155
U.S. Real Estate Investment Trust	—	1,923,817	—	—	—

Total for Level 1 Securities	2,195,572,370	594,426,680	1,575,818,183	1,044,771,906	42,711,797

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Financials	—	—	—	—	8,387
Preferred Stocks:
Financials	—	—	—	—	5,425,715
Debt Securities issued by the U.S.
Treasury and other government
corporations and agencies:
Municipal Bonds	—	—	—	—	2,028,000
Corporate Bonds & Notes	—	—	19,715,837	—	1,005,015,989
Term Loans	—	—	—	—	90,233,224
Litigation Claims	28,211,627	—	—	—	55,885,413
Private Equities:
Utilities	—	—	—	—	142,082
Purchased Options:
Equity Put Options	—	—	812,309	—	—
Foreign Currency Put Options	—	—	6,946,365	575,384	—
Short Term Investments:
U.S. Government Obligations	—	34,998,367	—	—	—

Total for Level 2 Securities	28,211,627	34,998,367	27,474,511	575,384	1,158,738,810

26

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

Summary by Level of Inputs (continued):

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$26,318	$—	$—	$—	$—
Energy	—	—	—	—	12,908,280	*
Financial Insurance	1,552,000	—	—	—	—
Insurance & Reinsurance	85,425	—	—	—	—
Manufactured Housing	96,643,002	—	—	—	—
Transportation	—	—	—	—	3,532,433
Limited Partnerships:
Diversified Holding Companies	—	10,687,500	—	—	—
Insurance & Reinsurance	175,933	—	—	—	—
Convertible Preferred Stocks:
Transportation	—	—	—	—	12,879,779
Preferred Stocks:
Energy	—	—	—	—	—	*
Metals & Mining	—	—	—	—	12,876,055
Corporate Bonds & Notes	5,274,291	—	—	—	—	*
Term Loans	—	—	—	—	2,392,462
Private Equities:
Aerospace	—	—	—	—	35,571
Financials	—	—	—	—	828,132
U.S. Real Estate Operating Companies	—	—	77,887,486	—	—

Total for Level 3 Securities	103,756,969	10,687,500	77,887,486	—	45,452,712

Total Value of Investments	$2,327,540,966	$640,112,547	$1,681,180,180	$1,045,347,290	$1,246,903,319

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Forward Foreign Currency Contracts	$—	$—	$600,512	$—	$1,394,617
Written Options	—	—	(1,967,448)	(1,025,502)	—

Total Value or Appreciation/
(Depreciation) of Other
Financial Instruments	$—	$—	$(1,366,936)	$(1,025,502)	$1,394,617

†

The value of security that transferred from Level 2 on October 31, 2012 to Level 1 on July 31, 2013 for Third Avenue International Value Fund was $9,970,736. The transfer was due to the availability of quoted prices in active market at period end.

*	Includes investments fair valued at zero.
Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

27

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

	Common Stocks	Corporate Bonds & Notes	Limited Partnerships	Preferred Stocks	Total

Balance as of 10/31/12 (fair value)
Consumer Products	$26,318	$4,255,125	$—	$—	$4,281,443
Financial Insurance	860,000	—	—	—	860,000
Insurance & Reinsurance	98,837	—	358,478	212,126	669,441
Manufacturing Housing	84,564,500	—	—	—	84,564,500
Payment-in-kind
Consumer Products	—	573,210	—	—	573,210
Purchases
Manufacturing Housing	100,224,583 #	—	—	—	100,224,583
Sales
Manufacturing Housing	(100,224,583)#	—	—	—	(100,224,583)
Insurance & Reinsurance	(1,810)	—	—	(198,190)	(200,000)
Net change in unrealized gain/(loss)
Consumer Products	—	445,956	—	—	445,956
Financial Insurance	692,000	—	—	—	692,000
Insurance & Reinsurance	(4,307)	—	(182,545)	801,014	614,162
Manufacturing Housing	(19,360,194)	—	—	—	(19,360,194)
Net realized gain/(loss)
Insurance & Reinsurance	(7,295)	—	—	(814,950)	(822,245)
Manufacturing Housing	31,438,696	—	—	—	31,438,696
Balance as of 7/31/13 (fair value)
Consumer Products	26,318	5,274,291	—	—	5,300,609
Financial Insurance	1,552,000	—	—	—	1,552,000
Insurance & Reinsurance	85,425	—	175,933	—	261,358
Manufacturing Housing	96,643,002	—	—	—	96,643,002

Total	$98,306,745	$5,274,291	$175,933	$—	$103,756,969

Net change in unrealized gain/(loss) related to securities still held as of July 31, 2013					$(2,637,645)

#	Exchange of shares from Fleetwood Homes, Inc. to Cavco Industries, Inc.

28

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

Reconciliation of Level 3 investments (continued)

Third Avenue Small-Cap Value Fund
			Limited Partnerships

Balance as of 10/31/12 (fair value)
Diversified Holding Companies			$13,302,850
Sales
Diversified Holding Companies			(7,177,500)
Net change in unrealized gain/(loss)
Diversified Holding Companies			6,384,650
Net realized gain/(loss)
Diversified Holding Companies			(1,822,500)

Balance as of 7/31/13 (fair value)
Diversified Holding Companies			$10,687,500

Net change in unrealized gain/(loss) related to securities still held as of July 31, 2013			$6,384,650

Third Avenue Real Estate Value Fund
	Private Equities	Limited Partnerships	Total

Balance as of 10/31/12 (fair value)
Investment Fund	$—	$21,053	$21,053
U.S. Real Estate Operating Companies	43,900,797	—	43,900,797
Purchases
U.S. Real Estate Operating Companies	278,396	—	278,396
Sales
Investment Fund	—	(17,357)	(17,357)
U.S. Real Estate Operating Companies	(2,625,000)	—	(2,625,000)
Net change in unrealized gain/(loss)
Investment Fund	—	(21,053)	(21,053)
U.S. Real Estate Operating Companies	36,371,052	—	36,371,052
Net realized gain/(loss)
Investment Fund	—	17,357	17,357
U.S. Real Estate Operating Companies	(37,759)	—	(37,759)
Balance as of 7/31/13 (fair value)
Investment Fund	—	—	—
U.S. Real Estate Operating Companies	77,887,486	—	77,887,486

Total	$77,887,486	$—	$77,887,486

Net change in unrealized gain/(loss) related to securities still held as of July 31, 2013			$36,371,052

29

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

Reconciliation of Level 3 investments (continued)

Third Avenue Focused Credit Fund

	Corporate Bonds & Notes		Term Loans	Common Stocks and Warrants		Convertible Preferred Stocks		Preferred Stocks	Private Equities	Total

Balance as of 10/31/12 (fair value)
Aerospace	$—		$13,961,841	$—		$—		$—	$35,571	$13,997,412
Energy	—		—	2,004,778		—		2,500,000	—	4,504,778
Financials	—		—	—		—		—	1,427,814	1,427,814
Metals & Mining	—		—	—		—		—	—	—
Telecommunications	—		—	—		—		—	—	—
Transportation	—		—	—		—		—	—	—
Utilities	—	*	—	—		—		—	—	—
Purchases
Energy	—		—	12,908,280	†	—		—	—	12,908,280
Metals & Mining	—		—	—		—		15,011,266	—	15,011,266
Telecommunications	3,960,000		—	—		—		—	—	3,960,000
Transportation	—		—	5,354,726	†	17,731,380	†	—	—	23,086,106
Sales
Aerospace	—		(13,372,836)	—		—		—	—	(13,372,836)
Return of capital
Financials	—		—	—		—		—	(662,025)	(662,025)
Net change in unrealized gain/(loss)
Aerospace	—		1,315,439	—		—		—	—	1,315,439
Energy	—		—	(2,004,778)		—		(2,500,000)	—	(4,504,778)
Financials	—		—	—		—		—	62,343	62,343
Metals & Mining	—		—	—		—		(2,135,211)	—	(2,135,211)
Telecommunications	(3,960,000)		—	—		—		—	—	(3,960,000)
Transportation	—		—	(1,822,293)		(4,851,601)		—	—	(6,673,894)
Net realized gain/(loss)
Aerospace	—		488,018	—		—		—	—	488,018
Balance as of 7/31/13 (fair value)
Aerospace	—		2,392,462	—		—		—	35,571	2,428,033
Energy	—		—	12,908,280	*	—		— *	—	12,908,280
Financials	—		—	—		—		—	828,132	828,132
Metals & Mining	—		—	—		—		12,876,055	—	12,876,055
Telecommunications	—	*	—	—		—		—	—	—
Transportation	—		—	3,532,433		12,879,779		—	—	16,412,212
Utilities	—	*	—	—		—		—	—	—

Total	$—		$2,392,462	$16,440,713		$12,879,779		$12,876,055	$863,703	$45,452,712

Net change in unrealized gain/(loss) related to securities still held as of July 31, 2013										$(16,160,731)

*	Includes investments fair valued at zero.
†	Investments acquired through corporate actions.

30

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

Third Avenue Value Fund	Fair Value at 7/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)

Common Stocks	96,643	Discount to Market (a)	Lack of marketability	2.5% (N/A)
Other (b)	7,114

	103,757

Third Avenue Small-Cap Value Fund	Fair Value at 7/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)

Limited Partnerships	10,688	Discount to Market (a)	Lack of marketability	5% (N/A)

Third Avenue Real Estate Value Fund	Fair Value at 7/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)

Private Equities	77,887	Broker Quote #	Lack of marketability	N/A

Third Avenue Focused Credit Fund	Fair Value at 7/31/13	Valuation Technique(s)	Unobservable Inputs(s)	Range (Weighted Average)

Convertible Preferred Stocks	12,880	Broker Quote #	Lack of marketability	N/A
Preferred Stocks	12,876	Broker Quote #	Lack of marketability	N/A
Common Stocks	12,908	Broker Quote #	Lack of marketability	N/A
Other (b)	6,789

	45,453

Total	237,785

#

The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1. The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account premiums and discounts, as applicable, when pricing the investments.
(b)	Includes securities less than 0.50% within each respective Fund.

The significant unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

31

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

Recently issued accounting pronouncements:
In December 2011, the Financial Accounting Standards Board “FASB” issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the Funds’ financial statement disclosures.

In June 2013, the FASB issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Security transactions:
Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-In-Kind securities:
The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily

32

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Term loans:
The Funds typically invest in loans which are structured and administered by a third party entity (the “Agent”) that acts on behalf of a group of lenders that make or hold interests in the loan. These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted, as the Funds are ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of term loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on July 31, 2013.

Forward foreign exchange contracts:
The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore may use forward foreign currency contracts to hedge or manage these exposures. The Funds also may buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/(depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

During the period ended July 31, 2013, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund used forward foreign currency contracts for hedging against foreign currency risks. As of July 31, 2013, Third Avenue International Value Fund no longer held any forward foreign currency contracts.

Option contracts:
The Funds may purchase and sell (“write”) put and call options on various instruments including investments, indices, and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

33

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of the underlying instruments acquired through the exercise of a call option is increased by the premiums paid. The proceeds from the underlying instruments sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in over-the-counter option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of purchased options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains on written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

During the period ended July 31, 2013, Third Avenue Real Estate Value Fund used purchased options on equity, index and foreign currency to gain long exposure to the underlying instruments or indices, for hedging purposes and/or to protect against losses in foreign currencies. Third Avenue International Value Fund used purchased options on foreign currency for hedging purposes and/or to protect against losses in foreign currencies. As of July 31, 2013, Third Avenue Real Estate Value Fund no longer held any purchased options on indices.

During the period ended July 31, 2013, Third Avenue Real Estate Value Fund used written call options on equity and foreign currency for hedging purposes. Third Avenue Real Estate Value Fund used written put options on indices to gain long exposure to the underlying instruments. Third Avenue International Value Fund used written put options on foreign currency and written call options on equity for hedging purposes. As of July 31, 2013, Third Avenue Real Estate Value Fund no longer held any written options on indices and Third Avenue International Value Fund no longer held any written options on foreign currency.

34

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

Swap agreements:
The Funds may enter into total return, interest rate, equity and other swap agreements. Interest rate swap agreements generally involve the agreement by a fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also include an agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Fund will receive or make a payment to the counterparty.

During the period ended July 31, 2013, Third Avenue International Value Fund participated in equity swap contracts to gain exposure to the underlying investments. As of July 31, 2013, Third Avenue International Value Fund no longer held any swap contracts.

Floating rate obligations:
The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

2. INVESTMENTS

Unrealized appreciation/(depreciation):
The following information is based upon the book basis of investment securities as of July 31, 2013:

	Value Fund	Small-Cap Value Fund	Real Estate Value Fund	International Value Fund	Focused Credit Fund

Gross unrealized appreciation	$653,942,517	$182,806,623	$427,759,051	$192,742,808	$101,360,938
Gross unrealized depreciation	(250,880,462)	(11,932,234)	(27,970,535)	(96,600,587)	(91,287,907)

Net unrealized appreciation/(depreciation)	$403,062,055	$170,874,389	$399,788,516	$96,142,221	$10,073,031

Aggregate book cost	$1,924,478,911	$469,238,158	$1,281,391,664	$949,205,069	$1,236,830,288

35

Third Avenue Trust
Notes to Portfolios of Investments (continued)
July 31, 2013
(Unaudited)

3. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

36

BOARD OF TRUSTEES

Jack W. Aber	Marvin Moser
David M. Barse	Eric Rakowski
William E. Chapman, II	Martin Shubik
Lucinda Franks	Charles C. Walden
Edward J. Kaier	Martin J. Whitman

OFFICERS

Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer
Tara Dempsey — Assistant Secretary

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

CUSTODIAN

JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Trust
By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 18, 2013

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	September 18, 2013

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	September 18, 2013